PART A

Hartford Life Insurance Company Separate Account Eleven:

333-72042	PremierSolutions (Standard - Series A)

333-151805	Premier Innovations

Supplement Dated August 6, 2009 to your Prospectus

SUPPLEMENT DATED AUGUST 6, 2009 TO YOUR PROSPECTUS

FUND CLOSURE

Pioneer Growth Opportunities Fund –

Effective after the close of trading on the New York Stock Exchange on September 1, 2009, the Fund will be closed to Contracts issued after September 1, 2009.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE